Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Changes In Each Component Of Accumulated Other Comprehensive Income (Loss)
The following table sets forth the changes in each component of accumulated other comprehensive income (loss):

	Foreign Currency Translation Adjustments	Cash Flow Hedges	Defined Benefit Pension Plans	Accumulated Other Comprehensive Income (Loss)
Balance January 1, 2011	$151.1	$1.4	$(50.7)	$101.8
Other comprehensive income (loss) before reclassifications, pretax	(2.8)	(37.8)	(20.1)	(60.7)
Amounts reclassified from accumulated other comprehensive income, pretax:
Cost of goods sold; selling and administrative expenses	—	.9	4.3	5.2
Subtotal of reclassifications, pretax	—	.9	4.3	5.2
Other comprehensive income (loss), pretax	(2.8)	(36.9)	(15.8)	(55.5)
Income tax effect	—	14.0	5.6	19.6
Attributable to noncontrolling interest	(.7)	—	—	(.7)
Balance December 31, 2011	147.6	(21.5)	(60.9)	65.2
Other comprehensive income (loss) before reclassifications, pretax	15.3	(10.1)	(16.0)	(10.8)
Amounts reclassified from accumulated other comprehensive income, pretax:
Cost of goods sold; selling and administrative expenses	—	1.9	6.3	8.2
Interest expense	—	1.8	—	1.8
Other income/expense, net	.7	—	—	.7
Subtotal of reclassifications, pretax	.7	3.7	6.3	10.7
Other comprehensive income (loss), pretax	16.0	(6.4)	(9.7)	(.1)
Income tax effect	—	2.4	3.6	6.0
Attributable to noncontrolling interest	(.1)	—	—	(.1)
Balance December 31, 2012	163.5	(25.5)	(67.0)	71.0
Other comprehensive income (loss) before reclassifications, pretax	(5.0)	(1.0)	35.2	29.2
Amounts reclassified from accumulated other comprehensive income, pretax:
Cost of goods sold; selling and administrative expenses	—	.5	6.6	7.1
Interest expense	—	3.9	—	3.9
Subtotal of reclassifications, pretax	—	4.4	6.6	11.0
Other comprehensive income (loss), pretax	(5.0)	3.4	41.8	40.2
Income tax effect	—	(1.4)	(15.1)	(16.5)
Attributable to noncontrolling interest	(.2)	—	—	(.2)
Balance December 31, 2013	$158.3	$(23.5)	$(40.3)	$94.5